PNC LARGE CAP VALUE FUND | PNC LARGE CAP VALUE FUND
PNC LARGE CAP VALUE FUND

Supplement dated March 8, 2013 to the

PNC Equity Funds Class A and Class C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  Effective immediately, the first paragraph under the section entitled “PRINCIPAL INVESTMENT STRATEGIES” for PNC Large Cap Value Fund on page 14 of the prospectus is deleted in its entirety and replaced with the following:

The Fund primarily invests in a diversified portfolio of value oriented domestic equity securities of large cap companies. The Fund defines a large cap company as one whose market capitalization at the time of purchase is greater than $3 billion. In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the “Adviser”) uses a value-oriented approach.  The Adviser employs a disciplined, rules-based, linear process focused on identifying companies that can produce earnings in excess of market expectations. It begins with a multi-factor model based on stability of earnings, growth factors and value factors. Fundamental analysis then focuses on deriving proprietary earnings estimates, constructing a list of key merits and risks, and calculating high and low price targets which are used to determine reward/risk ratios. Candidate stocks with the ability to exceed consensus earnings estimates that also exhibit greater upside price potential than downside price risk are considered for further review. The stocks are then subject to extensive risk analysis within the context of the overall portfolio. Ongoing monitoring and a strict sell discipline are important aspects of the overall investment process. The Adviser utilizes a disciplined sell process and may choose to sell a holding, for example, when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus estimates, if a security exceeds our reasonable price target, or to take advantage of a better investment opportunity.